COMMON STOCK (Details Textuals) (USD $)	6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jan. 31, 2011 Officers and Directors Plan 401 K	Aug. 29, 2011 President and Chief Executive Officer Employment Agreements
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued and contributed pursuant			51,784
Shares issued and contributed pursuant, Amount	$ 76,250	$ 72,500	$ 72,500
Shares issued and contributed pursuant, Closing price per share			$ 1.4
Number of shares issued				150,000
Number of shares issued, Exercise price				$ 1.25
Number of shares granted				150,000
Aggregate exercise amount				187,500
Reduction in accrued payroll				$ 187,500